CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	[1]	$ 129,135	$ 33,811
Restricted cash and short-term deposits	[1]	3,435	43,311
Trade accounts receivable		2,467	767
Intangible assets, net		5,552	0
Inventories		991	0
Other current assets		3,758	1,404
Total current assets		145,338	79,293
Non-current assets
Restricted cash	[1]	507	780
Intangible assets, net		8,315	0
Vessels and equipment, net		1,893,407	1,383,677
Other non-current assets		10,494	2,758
Total assets		2,058,061	1,466,508
Current liabilities
Current portion of long-term debt and short-term debt		180,065	338,501
Trade accounts payable		2,576	2,441
Accrued expenses		51,275	59,094
Amounts due to related parties		1,626	1,021
Other current liabilities		43,047	16,396
Total current liabilities		278,589	417,453
Non-current liabilities
Long-term debt		958,237	292,322
Other non-current liabilities		105,722	13,678
Total liabilities		1,342,548	723,453
Commitments and contingencies
EQUITY
Owners' / Parent's equity includes 53,688,462 (2021: 1,010,000) common shares of $1.00 each issued and outstanding		53,688	1,010
Additional / Contributed paid-in capital		507,127	779,852
Retained earnings / (deficit)		85,742	(212,305)
Total Owners' / Parent’s Equity		646,557	568,557
Non-controlling interests		68,956	174,498
Total equity	[2]	715,513	743,055	[3]
Total liabilities and equity		$ 2,058,061	$ 1,466,508

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[3]	Refer to Note 2.a and 2.b for the basis of preparation of the Predecessor periods.